Investment in finance and sales-type leases, net (Components of net investment) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Flight Equipment, Net [Abstract]
Future minimum lease payments to be received	$ 560,235	$ 608,950
Estimated residual values of leased flight equipment	574,383	589,872
Less: Unearned income	(219,277)	(260,708)
Allowance for credit losses (Note 18)	(56,188)	(59,663)
Net investment in finance and sales-type leases	$ 859,153	$ 878,451